CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Inventory written down	¥ 293,946	¥ 218,108	¥ 205,378
Shipping and handling expenses	1,714,606	1,174,296	721,630
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0